Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100
			Average	Average	Investment Based on:
	Summary		Summary	Compensation		Peer Group
	Compensation	Compensation	Compensation	Actually Paid	Total	Total
	Table	Actually Paid	Table Total for	to Non-CEO	Shareholder	Shareholder	Net	Adjusted
Year	Total for CEO (1)	to CEO (2)	Non-CEO NEOs (3)	NEOs (2) (3)	Return	Return (4)	Income (5)	EBITDA (6)
2024	$2,006,779	$3,172,108	$1,162,069	$1,448,731	$171.00	$113.82	$226,234	$340,013
2023	$2,016,887	$3,085,751	$1,196,944	$1,672,392	$137.84	$100.46	$204,985	$302,302
2022	$1,997,113	$2,919,364	$1,205,110	$1,604,033	$110.30	$90.83	$184,675	$291,336
2021	$1,843,058	$1,864,868	$1,099,912	$1,100,530	$89.48	$92.11	$260,344	$327,354
2020	$2,105,208	$1,830,647	$1,322,165	$1,222,327	$97.20	$122.18	$257,196	$323,830
(1)	The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Mueller, in the Summary Compensation Table for fiscal years 2024, 2023, 2022, 2021 and 2020. Mr. Mueller served as CEO for each of the years presented.
(2)	The dollar amounts reported represent the amount of “compensation actually paid” or “CAP”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our CEO or other named executive officers during the applicable years, but include (i) the year-end value of equity awards granted during the reported year, and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year.
(3)	For 2024, reflects compensation information for our 2024 named executive officers, other than our Chief Executive Officer, as described in the Compensation Discussion and Analysis of this Proxy Statement. For 2023, 2022 and 2021, reflects compensation information for Dr. Meyer, Mr. Bachus, Ms. Marsh and Mr. Briggs, our prior chief executive officer for Orbis Education (each of whom served as named executive officers for 2023, 2022 and 2021). For 2020, reflects compensation information for Dr. Meyer, Mr. Bachus, Mr. Briggs and Mr. Joseph Mildenhall, our prior chief information officer.
(4)	Reflects cumulative total shareholder return for the seven companies included in the customized peer group used by GCE for purposes of Item 201 (e) of Regulation S-K under the Exchange Act in GCE’s Annual Report on Form 10-K for the year ended December 31, 2024. Those seven companies are: Adtalem Global Education, Inc, Chegg Inc, Coursera Inc, John Wiley & Sons Inc, Laureate Education Inc, Pearson Plc and Strategic Education Inc.
(5)	The decline in net income between 2021 and 2022 is partially due to the lower interest income achieved as a result of the repayment to us by GCU of a secured note payable that had been in place since 2018.
(6)	We defined Adjusted EBITDA for purposes of the Annual Cash Incentive Plan in a manner consistent with the definition we use when reporting our financial results. See Item 7, Management’s Discussion and Analysis of Financial Condition and Results of Operations – Adjusted EBITDA (Non- GAAP Financial Measure), beginning on page 55 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2024, for information regarding our use and calculation of Adjusted EBITDA.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Mueller, in the Summary Compensation Table for fiscal years 2024, 2023, 2022, 2021 and 2020. Mr. Mueller served as CEO for each of the years presented.
(3)	For 2024, reflects compensation information for our 2024 named executive officers, other than our Chief Executive Officer, as described in the Compensation Discussion and Analysis of this Proxy Statement. For 2023, 2022 and 2021, reflects compensation information for Dr. Meyer, Mr. Bachus, Ms. Marsh and Mr. Briggs, our prior chief executive officer for Orbis Education (each of whom served as named executive officers for 2023, 2022 and 2021). For 2020, reflects compensation information for Dr. Meyer, Mr. Bachus, Mr. Briggs and Mr. Joseph Mildenhall, our prior chief information officer.

Peer Group Issuers, Footnote
(4)	Reflects cumulative total shareholder return for the seven companies included in the customized peer group used by GCE for purposes of Item 201 (e) of Regulation S-K under the Exchange Act in GCE’s Annual Report on Form 10-K for the year ended December 31, 2024. Those seven companies are: Adtalem Global Education, Inc, Chegg Inc, Coursera Inc, John Wiley & Sons Inc, Laureate Education Inc, Pearson Plc and Strategic Education Inc.

PEO Total Compensation Amount	$ 2,006,779	$ 2,016,887	$ 1,997,113	$ 1,843,058	$ 2,105,208
PEO Actually Paid Compensation Amount	$ 3,172,108	3,085,751	2,919,364	1,864,868	1,830,647
Adjustment To PEO Compensation, Footnote

To calculate the amounts in the “Compensation Actually Paid to CEO” column in the table above, the following amounts were deducted from and added to (as applicable) our Chief Executive Officer’s “Total” compensation as reported in the Summary Compensation Table:

	Summary
	Compensation	Reported	Equity Award
	Table Total for	Value of Equity	Adjustments	Compensation
Year	CEO	Awards for CEO (1)	for CEO (2)	Actually Paid to CEO
2024	$2,006,779	$(1,211,483)	$2,376,812	$3,172,108
2023	$2,016,887	$(1,211,643)	$2,280,507	$3,085,751
2022	$1,997,113	$(1,211,488)	$2,133,739	$2,919,364
2021	$1,843,058	$(1,211,575)	$1,233,385	$1,864,868
2020	$2,105,208	$(1,211,533)	$936,972	$1,830,647
(1)	Represents the grant date fair value of the equity awards to our Chief Executive Officer, as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year.
(2)	Represents the adjustments to equity awards granted to our Chief Executive Officer to arrive at CAP, as itemized in the table below. No awards vested in the year they were granted.

Fair Value of Equity Awards for CEO	2024	2023	2022	2021	2020
As of year-end for awards granted during the year	$1,519,573	$1,417,053	$1,542,425	$1,207,911	$1,341,808
Year-over-year increase (decrease) of unvested awards granted in prior years	$821,504	$752,305	$555,228	$(209,339)	$(83,431)
Increase (decrease) from prior fiscal year-end for awards that vested during the year	$35,735	$111,149	$36,086	$234,813	$(321,405)
Total Equity Award Adjustments	$2,376,812	$2,280,507	$2,133,739	$1,233,385	$936,972

Non-PEO NEO Average Total Compensation Amount	$ 1,162,069	1,196,944	1,205,110	1,099,912	1,322,165
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,448,731	1,672,392	1,604,033	1,100,530	1,222,327
Adjustment to Non-PEO NEO Compensation Footnote

To calculate the amounts in the “Average Compensation Actually Paid to Non-Chief Executive Officer NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-Chief Executive Officer named executive officers for each applicable year, as reported in the Summary Compensation Table for that year:

	Average Summary	Average	Average
	Compensation	Reported Value of	Equity Award	Average
	Table Total for	Equity Awards for	Adjustments	Compensation Actually
Year	Non-CEO NEOs	Non-CEO NEOs (1)	for Non-CEO NEOs (2)	Paid to Non-CEO NEOs
2024	$1,162,069	$(498,959)	$785,621	$1,448,731
2023	$1,196,944	$(560,802)	$1,036,250	$1,672,392
2022	$1,205,110	$(560,722)	$959,645	$1,604,033
2021	$1,099,912	$(553,324)	$553,942	$1,100,530
2020	$1,322,165	$(609,865)	$510,027	$1,222,327
(1)	Represents the average of the grant date fair value of the equity awards to our named executive officers (other than our Chief Executive Officer), as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year.
(2)	Represents adjustments for the equity awards granted to our named executive officers (other than our Chief Executive Officer) to arrive at CAP, as itemized in the table below. No awards vested in the year they were granted.

Fair Value of Equity Awards for Non-CEO NEOs	2024	2023	2022	2021	2020
As of year-end for awards granted during the year	$500,442	$655,876	$713,892	$551,651	$675,443
Year-over-year increase (decrease) of unvested awards granted in prior years	$255,876	$334,835	$232,133	$(79,117)	$(34,816)
Increase (decrease) from prior fiscal year-end for awards that vested during the year	$29,303	$45,539	$13,620	$81,408	$(130,600)
Total Equity Award Adjustments	$785,621	$1,036,250	$959,645	$553,942	$510,027

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Most Important Financial Performance Measures
●	Adjusted EBITDA
●	Service Revenue
●	Return on Equity
●	Free Cash Flow
●	Total Shareholder Return
●	As Adjusted Non-GAAP Diluted EPS
●	Net Income

Total Shareholder Return Amount	$ 171	137.84	110.3	89.48	97.2
Peer Group Total Shareholder Return Amount	113.82	100.46	90.83	92.11	122.18
Net Income (Loss)	$ 226,234	$ 204,985	$ 184,675	$ 260,344	$ 257,196
Company Selected Measure Amount	340,013	302,302	291,336	327,354	323,830
PEO Name	Mr. Mueller
Equity Awards Adjustments, Footnote
(1)	Represents the grant date fair value of the equity awards to our Chief Executive Officer, as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year.
(2)	Represents the adjustments to equity awards granted to our Chief Executive Officer to arrive at CAP, as itemized in the table below. No awards vested in the year they were granted.

Fair Value of Equity Awards for CEO	2024	2023	2022	2021	2020
As of year-end for awards granted during the year	$1,519,573	$1,417,053	$1,542,425	$1,207,911	$1,341,808
Year-over-year increase (decrease) of unvested awards granted in prior years	$821,504	$752,305	$555,228	$(209,339)	$(83,431)
Increase (decrease) from prior fiscal year-end for awards that vested during the year	$35,735	$111,149	$36,086	$234,813	$(321,405)
Total Equity Award Adjustments	$2,376,812	$2,280,507	$2,133,739	$1,233,385	$936,972
(1)	Represents the average of the grant date fair value of the equity awards to our named executive officers (other than our Chief Executive Officer), as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year.
(2)	Represents adjustments for the equity awards granted to our named executive officers (other than our Chief Executive Officer) to arrive at CAP, as itemized in the table below. No awards vested in the year they were granted.

Fair Value of Equity Awards for Non-CEO NEOs	2024	2023	2022	2021	2020
As of year-end for awards granted during the year	$500,442	$655,876	$713,892	$551,651	$675,443
Year-over-year increase (decrease) of unvested awards granted in prior years	$255,876	$334,835	$232,133	$(79,117)	$(34,816)
Increase (decrease) from prior fiscal year-end for awards that vested during the year	$29,303	$45,539	$13,620	$81,408	$(130,600)
Total Equity Award Adjustments	$785,621	$1,036,250	$959,645	$553,942	$510,027

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(6)	We defined Adjusted EBITDA for purposes of the Annual Cash Incentive Plan in a manner consistent with the definition we use when reporting our financial results. See Item 7, Management’s Discussion and Analysis of Financial Condition and Results of Operations – Adjusted EBITDA (Non- GAAP Financial Measure), beginning on page 55 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2024, for information regarding our use and calculation of Adjusted EBITDA.

Measure:: 2
Pay vs Performance Disclosure
Name	Service Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Equity
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 6
Pay vs Performance Disclosure
Name	As Adjusted Non-GAAP Diluted EPS
Measure:: 7
Pay vs Performance Disclosure
Name	Net Income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,211,483)	$ (1,211,643)	$ (1,211,488)	$ (1,211,575)	$ (1,211,533)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,376,812	2,280,507	2,133,739	1,233,385	936,972
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,519,573	1,417,053	1,542,425	1,207,911	1,341,808
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	821,504	752,305	555,228	(209,339)	(83,431)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,735	111,149	36,086	234,813	(321,405)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(498,959)	(560,802)	(560,722)	(553,324)	(609,865)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	785,621	1,036,250	959,645	553,942	510,027
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	500,442	655,876	713,892	551,651	675,443
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	255,876	334,835	232,133	(79,117)	(34,816)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 29,303	$ 45,539	$ 13,620	$ 81,408	$ (130,600)